Equity Method Investment in Joint Ventures - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity Method Investment in Joint Ventures
Net loss	$ 4,982	$ (128,279)	$ 6,532	$ (120,606)
Company's share of net loss	1,260	158	2,244	158
Current assets	37,443		37,443		$ 33,305
Non-current assets	237,956		237,956		226,191
TOTAL ASSETS	275,399		275,399		259,496
Current liabilities	6,838		6,838		5,772
Non-current liabilities	24,709		24,709		25,667
TOTAL LIABILITIES	31,547		31,547		31,439
Carrying amount of investment in joint ventures	152,164		152,164		146,158
Total
Equity Method Investment in Joint Ventures
Net loss	2,290	290	4,080	290
Company's share of net loss	1,260	158	2,244	158
Current assets	16,655		16,655
Non-current assets	122,316		122,316
TOTAL ASSETS	138,971		138,971
Current liabilities	10,017		10,017
Non-current liabilities	3		3
TOTAL LIABILITIES	10,020		10,020
Net assets	128,951		128,951
Company's share of joint ventures	70,923		70,923
Adjustments to the Company's share of net assets	81,241		81,241
Carrying amount of investment in joint ventures	152,164		152,164
SWA Lithium
Equity Method Investment in Joint Ventures
Net loss	1,855	163	3,362	163
Company's share of net loss	1,020	89	1,849	89
Current assets	13,234		13,234
Non-current assets	74,507		74,507
TOTAL ASSETS	87,741		87,741
Current liabilities	7,324		7,324
Non-current liabilities	3		3
TOTAL LIABILITIES	7,327		7,327
Net assets	80,414		80,414
Company's share of joint ventures	44,228		44,228
Adjustments to the Company's share of net assets	56,437		56,437
Carrying amount of investment in joint ventures	100,665		100,665		94,264
Texas Lithium
Equity Method Investment in Joint Ventures
Net loss	435	127	718	127
Company's share of net loss	240	$ 69	395	$ 69
Current assets	3,421		3,421
Non-current assets	47,809		47,809
TOTAL ASSETS	51,230		51,230
Current liabilities	2,693		2,693
TOTAL LIABILITIES	2,693		2,693
Net assets	48,537		48,537
Company's share of joint ventures	26,695		26,695
Adjustments to the Company's share of net assets	24,804		24,804
Carrying amount of investment in joint ventures	$ 51,499		$ 51,499		$ 51,894